Property, Plant and Equipment, Net	6 Months Ended
Jan. 31, 2022
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET

NOTE 7 – PROPERTY, PLANT AND EQUIPMENT, NET

Property and equipment, net, from the Company’s continuing operations, consisted of the following:

	January 31, 2022	July 31, 2021
Furniture, fixtures and equipment	$192,193	$187,053
Vehicles	85,298	574,606
Total	277,491	761,659
Less: accumulated depreciation	(93,652)	(189,632)
Property and equipment, net	$183,839	$572,027

During the six months ended January 31, 2022, the Company disposed two vehicles and reported a loss of $53,756 from such disposal. During the six months ended January 31, 2021, the Company disposed certain outdated office equipment and reported a loss of $2,733 from such disposal.

Depreciation expense was $62,751 and $44,340 for the six months ended January 31, 2022 and 2021, respectively.